Operating segments (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Cash and cash equivalents classified as part of disposal group held for sale	R$ 4,821,703	R$ 5,227,654
Discontinued operations [member]
Disclosure of operating segments [line items]
Cash and cash equivalents classified as part of disposal group held for sale	230,643
Trade receivable classified as part of disposal group held for sale	171,652
Recoverable taxes classified as part of disposal group held for sale	9,173
Other assets classified as part of disposal group held for sale	49,177
Deferred tax assets classified as part of disposal group held for sale	3,704
Property and equipment classified as part of disposal group held for sale	67,009
Intangible assets classified as part of disposal group held for sale	3,491,465
Assets classified as part of disposal group held for sale	4,022,823
Trade payables classified as part of disposal group held for sale	54,954
Other debt instruments classified as part of disposal group held for sale	21,369
Deferred tax liabilities classified as part of disposal group held for sale	434,903
Personal benefits classified as part of disposal group held for sale	115,923
Taxes payables classified as part of disposal group held for sale	38,957
Provision for contingencies classified as part of disposal group held for sale	96,267
Other liabilities classified as part of disposal group held for sale	30,633
Liabilities classified as part of disposal group held for sale	R$ 793,006